Related Party Balances and Transactions (Details Narrative)		6 Months Ended
	Jul. 13, 2021 USD ($) integer	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2020 USD ($)
Due to Related Parties, Current		$ 1,141,918		$ 1,047,512
Rent Income		12,183	$ 19,541
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Due to Related Parties, Current		959,485		857,746
Forasen Group's [Member]
Building Pledged As Collateral For Loans		10,000,000			$ 1,400,000
It represents information about related parties | Represents the information pertaining to advances to parent
Due to Related Parties, Current		182,433		189,766
Represents the information pertaining to Zhejiang Nongmi Food Co., Ltd. ("Nongmi Food"). | Tantech Bamboo [Member]
Production facilities square meters | integer	1,180
Monthly rent expense	$ 2,200
Represents the information pertaining to Zhejiang Nongmi Biotechnology Co., Ltd. ("Nongmi Biotechnology") . | Tantech Bamboo [Member]
Production facilities square meters | integer	1,914
Monthly rent expense	$ 5,500
Mr.Hengwei Chen [Member]
Rent Income		29,520	$ 50,100
Member represents information about Entrusted Bank Account Mr. Zhengyu Wang, the chairman and previous CEO of the company.
Due to Related Parties, Current		$ 959,485		$ 857,746